SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments - Credit Losses (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0.7	$ 0.7	$ 0.2	$ 0.2	$ 0.2